Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Net revenues	$ 34,181	$ 34,748	$ 73,010	$ 85,178	$ 178,768	$ 81,042
Cost of sales	(20,133)	(42,365)	(50,567)	(85,095)	(122,899)	(163,001)
Gross profit	14,048	(7,617)	22,443	83	(55,869)	(81,959)
General and administrative
Research and development
General and administrative	46,633	122,778	205,125	228,724	499,818	393,910
Total operating expenses	46,633	122,778	205,125	228,724	499,818	393,910
Profit/Loss from operations	(32,585)	(135,395)	(182,682)	(228,641)	(443,949)	(475,869)
Other income (expense):
Interest income
Amortisation of Debt Discount
Interest expense	(43,404)	(24,793)	(68,749)	(50,138)	(100,552)	(116,080)
Other income	722,732		722,732
Change in fair value of derivative liabilities	58,771	1,332	(4,696)	23,432	(1,209)	606,150
Total other expense, net	738,099	23,461	649,287	(26,706)	(101,761)	490,070
Profit/Loss before provision for income taxes	705,514	(158,856)	466,605	(255,347)	(545,710)	14,201
Provision for income taxes
Net profit/loss from operations	705,514	(158,856)	466,605	(255,347)	(545,710)	14,201
Less: Loss attributable to non-controlling interest	2,394	6,910	11,073	9,976	17,067	31,388
Gain/Loss from discontinued operations
Less Net loss from discontinued operations
Net profit/loss attributable to Holding Company	$ 707,908	$ 151,946	$ (477,678)	$ (245,371)	$ (528,643)	$ 45,589
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Discontinued Operating basic and diluted loss per common share					$ 0.00	$ 0.00
Weighted average common shares outstanding basic and diluted	240,677,220	233,177,226	240,677,220	233,177,226	233,177,226	233,177,226